Financial Instruments and Risk Management (Details) In Millions, unless otherwise specified	Dec. 31, 2011 Hedge on RD and other operating expense forecasted [Member] EUR (€)	Dec. 31, 2011 Hedge on RD and other operating expense forecasted [Member] SEK	Dec. 31, 2011 Hedge on Manufacturing cost forecast [Member] EUR (€)	Dec. 31, 2011 Hedge on Manufacturing cost forecast [Member] SEK
Outstanding derivative instruments
Forward contracts	€ 283	782	€ 309	0
Currency options	15		24
Collars	€ 222		€ 419